Loans to customers (Tables)	12 Months Ended
Dec. 31, 2025
Loans To Customers
Schedule of breakdown of receivables

	2025	2024

Loans to individuals (i)	10,149,892	5,864,270
Loans to companies	765,561	252,185
Total loans	10,915,453	6,116,455

Loan expected credit loss	(1,493,995)	(794,570)
Total	9,421,458	5,321,885

(i) As of December 31, 2025, the balance includes US$ 2,671,654 of secured loans (US$1,387,697 as of December 31, 2024).

Schedule of loans to customers by maturity

	2025		2024
	Amount	%	Amount	%

Loans to customers due in:
Up to 30 days	1,194,270	10.9%	758,514	12.4%
30 to 60 days	1,005,890	9.2%	714,740	11.7%
60 to 90 days	1,066,604	9.8%	579,491	9.5%
90 to 360 days	4,154,984	38.1%	2,361,344	38.6%
Over 360	3,019,996	27.7%	1,460,397	23.9%
Total loans to customers not overdue	10,441,744	95.7%	5,874,486	96.1%

Loans to customers overdue by:
Up to 30 days	156,542	1.4%	89,590	1.5%
30 to 60 days	77,632	0.7%	44,183	0.7%
60 to 90 days	63,641	0.6%	33,167	0.5%
Over 90 days	175,894	1.6%	75,029	1.2%
Total loans to customers overdue	473,709	4.3%	241,969	3.9%
Total	10,915,453	100.0%	6,116,455	100.0%

Schedule of credit loss allowance by stages

	2025					2024
	Gross Exposures	%	Expected credit loss	%	Coverage Ratio (%)	Gross Exposures	%	Expected credit loss	%	Coverage Ratio (%)

Stage 1	8,708,434	79.8%	467,616	31.3%	5.4%	4,728,358	77.3%	239,306	30.1%	5.1%

Stage 2	1,527,444	14.0%	569,485	38.1%	37.3%	1,054,416	17.2%	325,020	40.9%	30.8%
Absolute Trigger (Days late)	307,423	20.1%	247,143	43.4%	80.4%	180,780	17.1%	150,723	46.4%	83.4%
Relative Trigger (PD deterioration)	1,220,021	79.9%	322,342	56.6%	26.4%	873,636	82.9%	174,297	53.6%	20.0%

Stage 3	679,575	6.2%	456,894	30.6%	67.2%	333,681	5.5%	230,244	29.0%	69.0%
Total	10,915,453	100.0%	1,493,995	100.0%	13.7%	6,116,455	100.0%	794,570	100.0%	13.0%

Schedule of credit quality classification

	Stage 1 and 2		Stage 3
Default grade	Probability of default	Credit quality description	Probability of default	Credit quality description
1	<1%	Strong	-	-
2	1.0% to 5.0%	Strong	-	-
3	5.0% to 20.0%	Satisfactory	-	-
4	20.0% to 35.0%	Higher Risk	-	-
5	>35%	Higher Risk	100%	Higher Risk

Schedule of credit loss allowance - by credit quality vs stages

	2025					2024
	Gross Exposures	%	Expected credit loss	%	Coverage Ratio (%)	Gross Exposures	%	Expected credit loss	%	Coverage Ratio (%)

Strong (PD < 5%)	3,401,763	31.2%	41,731	2.8%	1.2%	1,954,790	31.9%	19,761	2.4%	1.0%
Stage 1	3,357,159	98.7%	41,546	99.6%	1.2%	1,883,302	96.3%	18,678	94.5%	1.0%
Stage 2	44,604	1.3%	185	0.4%	0.4%	71,488	3.7%	1,083	5.5%	1.5%

Satisfactory (5% <= PD <= 20%)	3,756,036	34.4%	206,811	13.8%	5.5%	2,101,425	34.4%	113,253	14.3%	5.4%
Stage 1	3,683,259	98.1%	203,933	98.6%	5.5%	1,855,922	88.3%	97,439	86.0%	5.3%
Stage 2	72,777	1.9%	2,878	1.4%	4.0%	245,503	11.7%	15,814	14.0%	6.4%

Higher Risk (PD > 20%)	3,757,654	34.4%	1,245,453	83.4%	33.1%	2,060,240	33.7%	661,556	83.3%	32.1%
Stage 1	1,668,016	44.4%	222,137	17.8%	13.3%	989,134	48.0%	123,189	18.6%	12.5%
Stage 2	1,410,063	37.5%	566,422	45.5%	40.2%	737,425	35.8%	308,123	46.6%	41.8%
Stage 3	679,575	18.1%	456,894	36.7%	67.2%	333,681	16.2%	230,244	34.8%	69.0%
Total	10,915,453	100.0%	1,493,995	100.0%	13.7%	6,116,455	100.0%	794,570	100.0%	13.0%

Schedule of credit loss allowance

	2025
	Stage 1	Stage 2	Stage 3	Total

Expected credit loss at beginning of year	239,306	325,020	230,244	794,570
Transfers from Stage 1 to Stage 2	(16,093)	16,093	—	—
Transfers from Stage 2 to Stage 1	56,024	(56,024)	—	—
Transfers to Stage 3	(74,683)	(242,873)	317,556	—
Transfers from Stage 3	21,311	13,782	(35,093)	—
Write-offs	—	—	(1,399,958)	(1,399,958)
Net increase of loss allowance (note 7)	210,926	473,682	1,315,038	1,999,646
New originations (a)	950,582	162,313	44,648	1,157,543
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(785,247)	302,052	1,301,004	817,809
Changes to models used in calculation (b)	45,591	9,317	(30,614)	24,294
Effect of changes in exchange rates (OCI)	30,825	39,805	29,107	99,737
Expected credit loss at end of the year	467,616	569,485	456,894	1,493,995

	2024
	Stage 1	Stage 2	Stage 3	Total

Expected credit loss at beginning of year	145,341	223,982	142,811	512,134
Transfers from Stage 1 to Stage 2	(7,427)	7,427	-	-
Transfers from Stage 2 to Stage 1	20,922	(20,922)	-	-
Transfers to Stage 3	(37,546)	(137,580)	175,126	-
Transfers from Stage 3	9,722	8,738	(18,460)	-
Write-offs	-	-	(814,913)	(814,913)
Net increase of loss allowance (note 7)	155,419	310,387	791,552	1,257,358
New originations (a)	673,604	152,915	33,976	860,495
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(518,185)	157,472	757,576	396,863
Changes to models used in calculation (b)	-	-	-	-
Effect of changes in exchange rates (OCI)	(47,125)	(67,012)	(45,872)	(160,009)
Expected credit loss at end of the year	239,306	325,020	230,244	794,570

	2023
	Stage 1	Stage 2	Stage 3	Total

Expected credit loss at beginning of year	76,454	148,233	75,536	300,223
Transfers from Stage 1 to Stage 2	(7,551)	7,551	-	-
Transfers from Stage 2 to Stage 1	16,983	(16,983)	-	-
Transfers to Stage 3	(20,574)	(111,067)	131,641	-
Transfers from Stage 3	4,117	4,943	(9,060)	-
Write-offs	-	-	(451,387)	(451,387)
Net increase of loss allowance (note 7)	68,198	177,680	388,478	634,356
New originations (a)	385,391	82,037	18,674	486,102
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(314,926)	100,038	371,982	157,094
Changes to models used in calculation (b)	(2,267)	(4,395)	(2,178)	(8,840)
Effect of changes in exchange rates (OCI)	7,714	13,625	7,603	28,942
Expected credit loss at end of the year	145,341	223,982	142,811	512,134

Schedule of net change of gross carrying amount includes acquisitions, payments, and interest accruals

	2025
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of the year	4,728,358	1,054,416	333,681	6,116,455
Transfers from Stage 1 to Stage 2	(276,906)	276,906	—	—
Transfers from Stage 2 to Stage 1	321,023	(321,023)	—	—
Transfers to Stage 3	(557,169)	(464,610)	1,021,779	—
Transfers from Stage 3	26,260	24,590	(50,850)	—
Write-offs	—	—	(1,399,958)	(1,399,958)
Net increase of gross carrying amount	3,819,087	820,889	727,986	5,367,962
Effect of changes in exchange rates (OCI)	647,781	136,276	46,937	830,994
Gross carrying amount at end of the year	8,708,434	1,527,444	679,575	10,915,453

	2024
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of the year	2,831,131	648,296	234,343	3,713,770
Transfers from Stage 1 to Stage 2	(72,261)	72,261	-	-
Transfers from Stage 2 to Stage 1	105,872	(105,872)	-	-
Transfers to Stage 3	(286,753)	(251,924)	538,677	-
Transfers from Stage 3	11,164	9,941	(21,105)	-
Write-offs	-	-	(814,913)	(814,913)
Net increase of gross carrying amount	3,103,740	898,618	468,189	4,470,547
Effect of changes in exchange rates (OCI)	(964,535)	(216,904)	(71,510)	(1,252,949)
Gross carrying amount at end of the year	4,728,358	1,054,416	333,681	6,116,455

	2023
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of the year	1,521,040	351,166	104,293	1,976,499
Transfers from Stage 1 to Stage 2	(81,641)	81,641	-	-
Transfers from Stage 2 to Stage 1	70,293	(70,293)	-	-
Transfers to Stage 3	(159,879)	(186,661)	346,540	-
Transfers from Stage 3	4,548	5,676	(10,224)	-
Write-offs	-	-	(451,387)	(451,387)
Net increase of gross carrying amount	1,311,806	428,807	232,682	1,973,295
Effect of changes in exchange rates (OCI)	164,964	37,960	12,439	215,363
Gross carrying amount at end of the year	2,831,131	648,296	234,343	3,713,770